INCOME TAXES (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
INCOME TAXES
Federal income tax	$ (259,753)
Income/(Loss) before income taxes		$ (13,305,382)	$ (693,318)
Components of income tax expense
Current tax benefit (expense)	(2,293)
Deferred tax benefit (expense)	251,004
Income tax expenses/(benefits)	(248,711)	0	0
Significant components of the Group's deferred tax assets and liabilities [Abstract]
Total deferred tax assets	251,005
Deferred tax assets
Net operating loss carry forwards	90,567
Valuation allowance	160,438
Reconciliation between the income taxes benefit computed by applying the PRC tax rate to loss before income taxes and the actual credit for income taxes [Abstract]
Income tax computed at applicable tax rates	(259,753)
Income/(Loss) before income taxes		(13,305,382)	(693,318)
Effect of different tax rates in different jurisdictions	451
Non-deductible expenses	134,183
Current losses unrecognized deferred income tax	43,478
Prior losses recognized deferred income tax in current period	(6,632)
Change in valuation allowance in current period	(133,399)
Change in valuation allowance in prior period	(27,039)
Income tax expenses/(benefits)	(248,711)	0	$ 0
Cayman Islands
INCOME TAXES
Income/(Loss) before income taxes	(7,992,466)	(17,246,659)
Reconciliation between the income taxes benefit computed by applying the PRC tax rate to loss before income taxes and the actual credit for income taxes [Abstract]
Income/(Loss) before income taxes	$ (7,992,466)	(17,246,659)
US
INCOME TAXES
income tax rate (as a percent)	21.00%
State income tax	$ 570
State Corporate Income Tax Law (as a percent)	6.50%
Federal income tax	$ 1,843
Income/(Loss) before income taxes	8,776
Components of income tax expense
Income tax expenses/(benefits)	$ 2,294
Reconciliation between the income taxes benefit computed by applying the PRC tax rate to loss before income taxes and the actual credit for income taxes [Abstract]
Statutory income tax rate PRC	21.00%
Income tax computed at applicable tax rates	$ 1,843
Income/(Loss) before income taxes	8,776
Effect of different tax rates in different jurisdictions	451
Income tax expenses/(benefits)	$ 2,294
Hong Kong
INCOME TAXES
Effective Income Tax Rate Reconciliation, Percent	16.50%
income tax rate (as a percent)	16.50%
Federal income tax	$ (217,333)
Income/(Loss) before income taxes	$ (1,317,169)	(202,316)
Reconciliation between the income taxes benefit computed by applying the PRC tax rate to loss before income taxes and the actual credit for income taxes [Abstract]
Statutory income tax rate PRC	16.50%
Income tax computed at applicable tax rates	$ (217,333)
Income/(Loss) before income taxes	(1,317,169)	(202,316)
Non-deductible expenses	133,398
Prior losses recognized deferred income tax in current period	(6,632)
Change in valuation allowance in current period	(133,399)
Change in valuation allowance in prior period	$ (27,039)
PRC
INCOME TAXES
income tax rate (as a percent)	17.00%
Reconciliation between the income taxes benefit computed by applying the PRC tax rate to loss before income taxes and the actual credit for income taxes [Abstract]
Statutory income tax rate PRC	17.00%
Singapore
INCOME TAXES
Effective Income Tax Rate Reconciliation, Percent	17.00%
Income/(Loss) before income taxes		(9,187)
Components of income tax expense
Income tax expenses/(benefits)	$ 0
Reconciliation between the income taxes benefit computed by applying the PRC tax rate to loss before income taxes and the actual credit for income taxes [Abstract]
Income/(Loss) before income taxes		(9,187)
Income tax expenses/(benefits)	0
Minimum | US
INCOME TAXES
Federal income tax	1,723
Reconciliation between the income taxes benefit computed by applying the PRC tax rate to loss before income taxes and the actual credit for income taxes [Abstract]
Income tax computed at applicable tax rates	$ 1,723
State Administration of Taxation, China [Member]
INCOME TAXES
income tax rate (as a percent)	25.00%
Federal income tax	$ (44,263)
Income/(Loss) before income taxes	$ (177,053)
Reconciliation between the income taxes benefit computed by applying the PRC tax rate to loss before income taxes and the actual credit for income taxes [Abstract]
Statutory income tax rate PRC	25.00%
Income tax computed at applicable tax rates	$ (44,263)
Income/(Loss) before income taxes	(177,053)
Non-deductible expenses	785
Current losses unrecognized deferred income tax	$ 43,478
State Administration of Taxation, China [Member] | PRC
INCOME TAXES
income tax rate (as a percent)	25.00%
Income/(Loss) before income taxes	$ (177,053)	(1,341,425)
Reconciliation between the income taxes benefit computed by applying the PRC tax rate to loss before income taxes and the actual credit for income taxes [Abstract]
Statutory income tax rate PRC	25.00%
Income/(Loss) before income taxes	$ (177,053)	$ (1,341,425)